Stock-Based and Employee Savings Plans - Employee Saving Plans (Details) - Other Postretirement Benefit Plan - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum annual contributions per employee, percent of eligible compensation	50.00%
Employer matching contribution, maximum percentage of eligible employee salary	4.00%	4.00%	4.00%
Employer matching contribution, maximum annual contributions per employee	$ 11,200	$ 10,800	$ 10,600
Matching contribution expense	$ 51,000,000	$ 47,000,000	$ 42,000,000